Fixed assets (Schedule of Investment in Photovoltaic Plants) (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) kW	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Investments in photovoltaic plants	€ 264,095	€ 114,389
Ellomay Spain - Rinconada II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	2,275
Connection to Grid	June 2010
Investments in photovoltaic plants	€ 5,509
Rodriguez I [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	1,675
Connection to Grid	November 2011
Investments in photovoltaic plants	€ 3,662
Rodriguez II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	2,691
Connection to Grid	November 2011
Investments in photovoltaic plants	€ 6,631
Fuente Librilla [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	1,248
Connection to Grid	June 2011
Investments in photovoltaic plants	€ 3,212
Talasol [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	300
Connection to Grid	January 2021
Investments in photovoltaic plants	€ 204,196
Ellomay Solar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	28
Connection to Grid	under construction
Investments in photovoltaic plants	€ 415